Defined Asset Funds[SM]

Defined Performance
As of December 31, 1998

[ML Logo] Merrill Lynch

Defined Asset Funds(SM) is committed to providing our investors with what we believe are some of today's most attractive financial opportunities, within the convenient structure of a Unit Investment Trust (UIT). We offer a full range of equity and fixed-income investments including research-based and quantitative strategies. Our research-based funds are developed by an experienced team of buyers and analysts who investigate securities around the globe to uncover promising investment opportunities. Our quantitative portfolios are developed by professional analysts who work diligently to provide our clients with investment strategies that have demonstrated past performance for future potential. And our Portfolio Consultants can provide some of the best insights from Wall Street, and beyond.

The following pages provide detailed information on our family of funds including fund performance.

If you have any questions or would like additional information on any Defined Asset Fund and how they could help to meet your investment goals, please contact your Merrill Lunch Financial Consultant.


The Defined Asset Funds Advantage

Ongoing Supervision

While our funds are not actively managed, the portfolios are reviewed regularly by our research analysts and a security may be sold in the event of significant adverse developments.

Reinvestment Option
Most equity funds offer a reinvestment option that lets you reinvest distributions into additional units of the fund, at a reduced sales charge. By reinvesting, you can increase your holdings and compound your total return.

Low Expenses

Although units are subject to sales charges, annual operating expenses are low. What's more, volume discounts are generally available on larger purchases.

Liquidity

You can redeem your investment at any time at a price based on the fund's then current net asset value which may be more or less than your original cost.

Exchange Option

You may also choose to exchange your holdings for certain other Defined Asset Funds at a reduced sales charge.

Convenience

No need for multiple security purchases. Defined Asset Funds offer diversification, with one easy price to track.

Table of Contents

 Levels of Risk Tolerance                      2

 Portfolio Definitions                         3

 Portfolio Offerings                           4


Equity Performance

 Select Series                                 6

 Domestic, International and Sector            7


Fixed-Income Performance

 Municipal, State and Corporate Funds          8


OUR FAMILY OF DEFINED PORTFOLIOS

Defined Asset Funds[SM]
Buy with Knowledge o Hold with Confidence

Portfolios to fit various levels of risk tolerance.

[A chart in pyramid form, divided into five sections. The degree of risk is lower at the base and increases section by section to higher risk as one moves in the direction of and to the top of the pyramid.]




Lower Risk                                                                                                 Higher Risk
-----------------------------------------------------------------------------------------------------------------------------
o  Corporate Income      o  Real Estate           o  Western Premier         o  Tele-Global Trust     o  Financial Portfolio
   Funds                    Income Fund              Portfolio               o  Select Ten United     o  Defined
o  Laddered Treasury     o  Utility Portfolio     o  Select Principled          Kingdom                  Technology
   Trusts                o  Cohen & Steers           Values(SM) Portfolio    o  Select Year-Ahead        Portfolio(SM)
o  Municipal                Realty Majors(SM)     o  Select Standard &          International         o  Health Care Trust
   Investment               (Portfolio)              Poor's Industrial       o  Select S&P               (Pharmaceutical &
   Trusts/Defined        o  S&P 500  Trust           Portfolio                  Intrinsic Value          Biotechnology
   Municipal Funds                                o  Premier American           Portfolio                Portfolio)
o  United States                                     Portfolio               o  Premier World         o  Select Growth
   Treasury Strategy                              o  Select Ten                 Portfolio                Portfolio
   Trust                                             Portfolio (DJIA)*       o  Standard & Poor's
o  GNMA Series                                                                  MidCap  Trust
                                                                             o  European
                                                                                Monetary Union
                                                                                Portfolio
                                                                             o  Select Year-Ahead
                                                                                Domestic Portfolio
                                                                             o  Select Standard &
                                                                                Poor's Industry
                                                                                Turnaround
-----------------------------------------------------------------------------------------------------------------------------

This chart is for illustrative purposes to be used as a general guide. Please consult your Financial Consultant who can make recommendations for your personal investment goals.

DOMESTIC EQUITIES

Low Five Portfolio
For growth potential with principal protection. Features call options representing five DJIA* stocks.

Premier American Portfolio
A diversified Portfolio of American blue chip companies.

Principled Values Portfolio
Invests in companies with socially responsible policies and a positive diversity record.

Select Growth Portfolio
Holds ten growth stocks selected by O'Shaughnessy Capital Management's proprietary screening process.

Select S&P Industrial Portfolio(+)
Follows a contrarian strategy by selecting 15 large cap stocks ranked A or better by S&P from the Industrial Index with high dividend yields.

Select S&P Industry Turnaround Portfolio(+)
Promising stocks selected by Standard & Poor's from out of favor industries, potentially ready for a comeback.

Select Standard & Poor's Intrinsic Value Portfolio(+)
Invests in stocks selected by a Standard & Poor's model for their strong capital appreciation potential.

Select Ten Portfolio (DJIA)
Holds the ten highest dividend-yielding stocks of the DJIA.

S&P 500 Trust and S&P MidCap Trust(+)
Replicates composition and weighting of S&P 500 and S&P 400 MidCap indices.

Western Premier Portfolio
Stocks of highly capitalized companies headquartered in the western U.S. chosen for their growth potential.

Year-Ahead Domestic Portfolio
Companies selected for growth potential by Merrill Lynch Global Research.

INTERNATIONAL EQUITIES

European Monetary Union Portfolio
Attractive stocks from EMU countries that may benefit from economic union.

Premier World Portfolio
Diversified portfolio of large cap non-U.S. companies.

Select Ten United Kingdom Portfolio
The ten highest dividend-yielding stocks of the Financial Times Index.

Year-Ahead International Portfolio
International stocks recommended by Merrill Lynch Research from a variety of non-U.S. countries.


SECTOR EQUITIES

Cohen & Steers Realty Majors Portfolio
29 REITs which Cohen & Steers considers to be leaders in the industry.

Defined Technology Portfolio
Seeks to outperform the Merrill Lynch 100 Technology Index by reweighting stocks in the index.

Financial Portfolio
Financial stocks selected by Merrill Lynch Research as among the most attractive.

Health Care Trust (Pharmeceutical & Biotechnology Portfolio)
31 stocks which seek to capitalize on the innovations in the pharmaceutical and biotechnology sectors.

Real Estate Income Fund
Portfolio of REITs, diversified both geographically and by sector. Cohen & Steers consults on the portfolio selection.

Tele-Global Trust
Global telecommunications companies that Defined Funds Research believes to be well-positioned for growth.

Utility Portfolio
U.S. electric utility stocks with strong dividend history.

FIXED-INCOME

Municipal Investment Trusts/Defined Municipal Funds

National Series
Diverse bond portfolios, income exempt from regular federal income taxes.(++)

State Series
Bonds from one state, offering double or triple tax-free income.

Insured Series
AAA rated. Federal tax-free income.(++) Portfolio bonds are guaranteed against credit risk, but not market risk.(+++)

Corporate Income Funds

Insured
AAA rated. Diversified portfolio of corporate bonds. Insured against credit risk.(Section)

Intermediate
Diversified quality corporate bonds rated A or better.

Long Term
Diversified corporate bonds rated A or better.

Government Securities Income Funds

5 & 10 Year Laddered Treasury Trust
AAA rated portfolios of Treasury notes with laddered maturities.

U.S. Treasury Strategy Trust
AAA rated laddered portfolios of medium-term interest-bearing U.S. Treasuries.

GNMA Series
AAA rated portfolios of Ginnie Mae mortgage-backed securities.

* Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolios or the selection of their stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolios.

+ "Standard & Poor's," "S&P," "S&P 500," "S&P MidCap" and the "S&P Industrial Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolios are not sponsored, managed, sold or promoted by Standard & Poor's.

++  May be subject to state and local taxes.

+++ Insurance does not remove market risk.

EQUITY PORTFOLIOS

------------------------------------------------------------------------------------------------------------
                                  TERM OF FUND      INVESTMENT       PORTFOLIO STYLE        SELECTION
                                                       GOAL                                METHODOLOGY
------------------------------------------------------------------------------------------------------------
DOMESTIC
------------------------------------------------------------------------------------------------------------
Cohen & Steers Realty              3 Years              #            SECTOR                 FUNDAMENTAL
Majors Portfolio                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Defined Technology                 1 Year               >            SECTOR                 QUANTITATIVE
Portfolio                                                                                   RESEARCH
------------------------------------------------------------------------------------------------------------
Financial Portfolio                2 Years              >            SECTOR                 FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Health Care Trust                  2 Years              >            SECTOR                 FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Low Five Portfolio*                5 1/2 Years          >            LARGE CAP/CAPITAL      QUANTITATIVE
                                                                     PRESERVATION           RESEARCH
------------------------------------------------------------------------------------------------------------
Premier American Portfolio         2 Years              >            LARGE CAP GROWTH       FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Principled Values Portfolio        1 Year               >            LARGE CAP GROWTH       QUANTITATIVE
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Real Estate Income Fund            2 Years              #            SECTOR                 FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Select Growth Portfolio            1 Year               >            MID CAP GROWTH         QUANTITATIVE
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Select S&P Industrial              1 Year               #            GROWTH & VALUE         QUANTITATIVE
Portfolio                                                                                   RESEARCH
------------------------------------------------------------------------------------------------------------
Select S&P Industry                2 Years              >            LARGE CAP              QUANTITATIVE
Turnaround Portfolio                                                                        RESEARCH
------------------------------------------------------------------------------------------------------------
Select Standard & Poor's           1 Year               >            LARGE CAP GROWTH       QUANTITATIVE
Intrinsic Value Portfolio                                                                   RESEARCH
------------------------------------------------------------------------------------------------------------
Select Ten Portfolio (DJIA)        1 Year               #            LARGE CAP VALUE        QUANTITATIVE
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Select Year-Ahead                  1 Year               >            LARGE CAP GROWTH       FUNDAMENTAL
Domestic Portfolio                                                                          RESEARCH
------------------------------------------------------------------------------------------------------------
S&P 500 Trust                      Perpetual            >            LARGE CAP                  INDEX
------------------------------------------------------------------------------------------------------------
S&P MidCap Trust                   Perpetual            >            MID CAP                    INDEX
------------------------------------------------------------------------------------------------------------
Utility Portfolio                  2 Years              #            SECTOR                 FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Western Premier Portfolio          2 Years              >            LARGE CAP GROWTH       FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
INTERNATIONAL

------------------------------------------------------------------------------------------------------------
European Monetary Union            2 Years              >            INTERNATIONAL          FUNDAMENTAL
Portfolio                                                                                   RESEARCH
------------------------------------------------------------------------------------------------------------
Premier World Portfolio            2 Years              >            INTERNATIONAL          FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------
Select Ten United Kingdom          1 Year               >            INTERNATIONAL          QUANTITATIVE
Portfolio                                                                                   RESEARCH
------------------------------------------------------------------------------------------------------------
Select Year-Ahead                  1 Year               >            INTERNATIONAL          FUNDAMENTAL
International Portfolio                                                                     RESEARCH
------------------------------------------------------------------------------------------------------------
Tele-Global Trust (Global)         2 Years              >            SECTOR                 FUNDAMENTAL
                                                                                            RESEARCH
------------------------------------------------------------------------------------------------------------


FIXED-INCOME PORTFOLIOS

-------------------------------------------------------------------------------------------------------------
                                              AVERAGE            INVESTMEN      PORTFOLIO      SELECTION
                                              MATURITY            T GOAL        STYLE          METHODOLOGY
-------------------------------------------------------------------------------------------------------------
CORPORATE INCOME FUNDS
-------------------------------------------------------------------------------------------------------------
Insured Corporate Income Funds                 30 Years               $         CAPITAL           FUNDAMENTAL
                                                                                PRESERVATION      RESEARCH
-------------------------------------------------------------------------------------------------------------
Long Term Corporate Income Funds               30 Years               $         N/A               FUNDAMENTAL
                                                                                                  RESEARCH
-------------------------------------------------------------------------------------------------------------
Intermediate Corporate Income Funds            10 Years               $         N/A               FUNDAMENTAL
                                                                                                  RESEARCH
-------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES INCOME FUNDS
-------------------------------------------------------------------------------------------------------------
U. S. Treasury Strategy Trust                  21 Years               $          CAPITAL          N/A
                                                                                 PRESERVATION
-------------------------------------------------------------------------------------------------------------
GNMA Series                                    12 Years               $          CAPITAL          N/A
                                                                                 PRESERVATION
-------------------------------------------------------------------------------------------------------------
10 Year Laddered Trust                         10 Years               $          CAPITAL          N/A
                                                                                 PRESERVATION
-------------------------------------------------------------------------------------------------------------
5 Year Laddered Trust                           5 Years               $          CAPITAL          N/A
                                                                                 PRESERVATION
-------------------------------------------------------------------------------------------------------------
MUNICIPAL FUNDS
-------------------------------------------------------------------------------------------------------------
Municipal Investment Trust Insured           20 to 35 Years           $          CAPITAL          FUNDAMENTAL
Series                                                                           PRESERVATION     RESEARCH
-------------------------------------------------------------------------------------------------------------
Municipal Investment Trust National             15 to 30              $          N/A              FUNDAMENTAL
Series                                       Years                                                RESEARCH
-------------------------------------------------------------------------------------------------------------
Municipal Investment Trust State                20 to 35              $          N/A              FUNDAMENTAL
Series                                       Years                                                RESEARCH
-------------------------------------------------------------------------------------------------------------
Municipal Investment Trust Investment           12 to 17              $          N/A              FUNDAMENTAL
Grade Series                                 Years                                                RESEARCH
-------------------------------------------------------------------------------------------------------------
Municipal Defined Funds                         15 to 30              $          N/A              FUNDAMENTAL
                                             Years                                                RESEARCH
-------------------------------------------------------------------------------------------------------------
Municipal Investment Trust                      10 to 13              $          N/A              FUNDAMENTAL
Intermediate State Series                    Years                                                RESEARCH
-------------------------------------------------------------------------------------------------------------
Municipal Investment Trust                       5 or 10              $          N/A              FUNDAMENTAL
Intermediate Series 5 & 10 Year              Years                                                RESEARCH
Series
-------------------------------------------------------------------------------------------------------------


  * Features call options, rather than the equities, representing five DJIA stocks. The price of the fund is based on the price of the underlying stocks.

Defined Asset Funds offers a wide diversity of Portfolios in order to provide a balance of opportunities to meet each individual's investment goals. The charts on the opposite page indicate a Portfolio's suitability to your investment goal and portfolio style as described below.

INVESTMENT GOAL

$     INCOME
      Provides periodic cash disbursements for current income or reinvestment.

#     INCOME & GROWTH
      Provides a combination of both dividends and potential appreciation in value of investment.

>     CAPITAL APPRECIATION
      Potential appreciation in value of investment.

PORTFOLIO STYLE

GROWTH
Portfolio focuses on companies with better than average expected growth in earnings.

LARGE CAP GROWTH
Portfolio focuses on large companies with better than average expected growth in earnings.

MID CAP GROWTH
Portfolio focuses on mid-size companies with better than average expected growth in earnings.

GROWTH & VALUE
Portfolio focuses on better than average expected growth in earnings and also considers relative price level of securities.

LARGE CAP VALUE
Portfolio focuses on large companies that may appear undervalued.

INTERNATIONAL
Portfolio focuses on companies based outside the United States.

SECTOR
Portfolio focuses on a specific industry such as technology or utility.

CAPITAL PRESERVATION
Value of initial investment is preserved if fund is held to maturity.

SELECTION METHODOLOGY

FUNDAMENTAL RESEARCH
Stock analysis which focuses on the interpretation of publicly available information pertaining to a certain company to determine the current financial status of that company and future prospects of the company's stock. Such information used may include earnings, dividends, interviews with management, and other financial factors.

QUANTITATIVE RESEARCH
Analysis that objectively selects stocks to be included in a portfolio based on non-subjective factors, such as price-earnings, dividend yield, price-momentum, and other financial ratios.

INDEX
A passive investment technique in which the portfolio is a replication in both stock selection and stock weightings of a given index.


EQUITIES

The Select Series includes portfolios that invest in specific strategies. Several portfolios in the Select Series are based on well-known indices. Each portfolio has a one year maturity. You can choose to roll your assets each year, if a new fund is available. Past performance is no guarantee of future results.

Performance from Inception through December 31, 1998


------------------------------------------------------------------------------------------------------------
                                                          AVERAGE
                                      CUMULATIVE           ANNUAL                     MOST RECENTLY
   SELECT           INCEPTION            TOTAL              TOTAL                  COMPLETED PORTFOLIO
   SERIES             DATE              RETURN             RETURN               Offer to End Date Return
------------------------------------------------------------------------------------------------------------
SELECT TEN PORTFOLIOS - DJIA
------------------------------------------------------------------------------------------------------------
Series B             5/17/91             207.10%            15.84%         5/27/97-6/30/98            11.29%
------------------------------------------------------------------------------------------------------------
Series A              1/3/92             165.85             15.00          1/27/97-2/27/98            18.90
------------------------------------------------------------------------------------------------------------
Series C              9/1/92             195.12             18.63         9/22/97-10/23/98             6.79
------------------------------------------------------------------------------------------------------------
Series 3             7/22/96              54.38             19.45          7/28/97-8/28/98             1.59
------------------------------------------------------------------------------------------------------------
Series 5             11/1/96              31.48             13.48         11/10/97-12/18/98            6.66
------------------------------------------------------------------------------------------------------------
Series J              1/2/97              25.01             11.84           1/2/97-1/30/98            12.87
------------------------------------------------------------------------------------------------------------
Series 1             2/25/97              17.09              8.92          2/25/97-3/27/98            19.38
------------------------------------------------------------------------------------------------------------
Series 2             4/28/97              25.18             14.33           4/28/97-6/5/98            24.49
------------------------------------------------------------------------------------------------------------
Series 4              9/3/97              12.62              9.37           9/3/97-10/2/98             2.02
------------------------------------------------------------------------------------------------------------
SELECT S&P INDUSTRIAL PORTFOLIOS
------------------------------------------------------------------------------------------------------------
Series A             1/22/97              38.32%            18.20%         1/22/97-3/13/98            31.43%
------------------------------------------------------------------------------------------------------------
Series B             2/24/97              39.33             19.65          2/24/97-4/24/98            22.96
------------------------------------------------------------------------------------------------------------
Series C             4/21/97              48.05             26.03          4/21/97-5/22/98            35.59
------------------------------------------------------------------------------------------------------------
Series D              6/9/97              26.29             16.12           6/9/97-7/17/98            19.39
------------------------------------------------------------------------------------------------------------
Series E             7/21/97              21.72             14.56          7/21/97-8/21/98             8.25
------------------------------------------------------------------------------------------------------------
Series F              9/8/97              24.35             18.07           9/8/97-10/2/98             9.95
------------------------------------------------------------------------------------------------------------
Series G            10/20/97              12.46             10.31         10/20/97-12/4/98            14.22
------------------------------------------------------------------------------------------------------------
Series H             12/2/97              12.49             11.52                      N/A             N/A
------------------------------------------------------------------------------------------------------------
SELECT GROWTH PORTFOLIOS
------------------------------------------------------------------------------------------------------------
Series A             2/14/95             103.70%            20.13%         2/10/97-3/13/98            33.77%
------------------------------------------------------------------------------------------------------------
Series B              6/6/95              81.07             18.08          5/12/97-6/19/98            32.10
------------------------------------------------------------------------------------------------------------
Series C              8/1/95             -13.24             -4.07          8/18/97-9/18/98           -23.74
------------------------------------------------------------------------------------------------------------
Series D             11/1/95              20.53              6.07        11/17/97-12/18/97           -28.98
------------------------------------------------------------------------------------------------------------
SELECT S&P INTRINSIC VALUE PORTFOLIOS
------------------------------------------------------------------------------------------------------------
Series C            11/21/96              31.23%            13.75%       11/21/96-12/19/97             7.08%
------------------------------------------------------------------------------------------------------------
Series A              4/2/97              44.27             23.33           4/2/97-5/15/98            32.93
------------------------------------------------------------------------------------------------------------
Series B              8/6/97              -1.33             -0.95            8/6/97-9/2/98            -8.51
------------------------------------------------------------------------------------------------------------
SELECT TEN UNITED KINGDOM PORTFOLIOS
------------------------------------------------------------------------------------------------------------
Series B             6/21/93              53.96%             8.11%         5/27/97-6/30/98            31.56%
------------------------------------------------------------------------------------------------------------
Series C             9/28/93              48.70              7.83         9/22/97-10/23/98             3.85
------------------------------------------------------------------------------------------------------------
Series A              1/5/94              34.74              6.16          1/27/97-2/27/98            16.97
------------------------------------------------------------------------------------------------------------
Series 3             7/22/96              42.49             15.59          7/28/97-8/28/98            19.78
------------------------------------------------------------------------------------------------------------
Series 5             11/1/96              25.54             11.08         11/10/97-12/18/98            6.98
------------------------------------------------------------------------------------------------------------
Series 1             2/25/97              28.99             14.78          2/25/97-3/27/98            29.25
------------------------------------------------------------------------------------------------------------

Average Annual Total Return differs from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.

Growth of $10,000 in the Select Ten Portfolio Series B from 5/17/91-12/31/98

[A bar graph shows the cumulative annual performance from 5/17/91 through 12/31/98. The horizontal (X) axis shows the cumulative annual performance by year, from 5/17/91 through 12/31/98. The vertical (Y) axis reflects the dollar amount value for each year from 5/17/91 through 12/31/98.]

DATE                   VALUE
5/17/91               $10,000
5/5/92                 11,312
5/5/93                 12,093
5/6/94                 13,014
5/11/95                15,830
5/20/96                20,878
5/27/97                26,688
6/1/98                 30,878
12/31/98               30,710

NOTE: Above returns represent price changes plus dividends reinvested and reflect the maximum applicable sales charge and expenses.

Equity Prices can be tracked weeekly in Barron's.

EQUITIES

Performance from Inception through December 31, 1998

                                                                                                      SINCE INCEPTION DATE
                                                             INCEPTION      END        1 YEAR       ------------------------
                                                               DATE        DATE      TTL RETURN             TTL. RTN.
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC
----------------------------------------------------------------------------------------------------------------------------
 Index Trusts 5YR TTL. RTN 5YR. AAR
S&P 500 Trust 1 184.84%  23.27%                               5/26/83       N/A        25.80%        442.85%(*)    18.42%(*)
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Trust 2 185.04  23.29                                 2/19/92       N/A        25.60         240.53        19.53
----------------------------------------------------------------------------------------------------------------------------
S&P Midcap Trust 127.40  17.85                                2/19/92       N/A        16.05         176.70        15.97
----------------------------------------------------------------------------------------------------------------------------
S&P Industry Turnaround Portfolios(+)
----------------------------------------------------------------------------------------------------------------------------
Industry Turnaround Series 1                                 11/21/97       N/A        -0.82          2.38          2.14
----------------------------------------------------------------------------------------------------------------------------
Industry Turnaround Series 2                                   4/3/98       N/A         N/A         -21.21          N/A
----------------------------------------------------------------------------------------------------------------------------
Industry Turnaround Series 3                                  9/16/98       N/A         N/A           5.33          N/A
----------------------------------------------------------------------------------------------------------------------------
Premier American Portfolios
----------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 3                                            8/22/95       N/A        19.88        105.10         23.82
----------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 4                                            1/8/97        N/A        16.93         58.58         26.25
----------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 5                                            4/2/98        N/A         N/A           0.41         N/A
----------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 6                                            9/11/98       N/A         N/A          15.27         N/A
----------------------------------------------------------------------------------------------------------------------------
Western
----------------------------------------------------------------------------------------------------------------------------
Western Premier Portfolio                                     2/5/98        N/A         N/A          38.60         N/A
----------------------------------------------------------------------------------------------------------------------------
Year-Ahead
----------------------------------------------------------------------------------------------------------------------------
Year-Ahead Domestic Series 98A                                12/9/97       N/A        21.94         21.69         20.34
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------------
Europe
----------------------------------------------------------------------------------------------------------------------------
European Monetary Union Portfolio                             5/13/98       N/A         N/A           3.95%         N/A
----------------------------------------------------------------------------------------------------------------------------
International
----------------------------------------------------------------------------------------------------------------------------
Premier World Portfolio                                       8/7/97        N/A        29.17          25.15        17.38
----------------------------------------------------------------------------------------------------------------------------
Year-Ahead International Series 98A                          12/10/97       N/A         0.48          -1.19        -1.13
----------------------------------------------------------------------------------------------------------------------------
SECTOR
----------------------------------------------------------------------------------------------------------------------------
Financial
----------------------------------------------------------------------------------------------------------------------------
Financial Focus Portfolio 1                                   9/17/97       N/A        -4.97           4.57         3.53
----------------------------------------------------------------------------------------------------------------------------
Financial Focus Portfolio 2                                   4/9/98        N/A         N/A           -20.21        N/A
----------------------------------------------------------------------------------------------------------------------------
Health Care
----------------------------------------------------------------------------------------------------------------------------
Health Care Trust Series 2                                    1/24/95       N/A        31.65          116.13       21.62
----------------------------------------------------------------------------------------------------------------------------
Health Care Focus Series 3                                    4/9/98        N/A         N/A           -2.59         N/A
----------------------------------------------------------------------------------------------------------------------------
Real Estate
----------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Realty Majors Portfolio                        4/23/98       N/A         N/A           -8.84         N/A
----------------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund Series 1                              6/15/94     8/14/98       N/A           40.71         8.54
----------------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund Series 2                              6/25/96       N/A       -10.29          33.68        12.22
----------------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund Series 3                             10/30/98       N/A         N/A           -4.04         N/A
----------------------------------------------------------------------------------------------------------------------------
Socially Responsible
----------------------------------------------------------------------------------------------------------------------------
Principled Values Portfolio 1                                 1/8/98        N/A         N/A           21.21         N/A
----------------------------------------------------------------------------------------------------------------------------
Principled Values Portfolio 2                                 6/11/98       N/A         N/A            2.15         N/A
----------------------------------------------------------------------------------------------------------------------------
Telecommunications
----------------------------------------------------------------------------------------------------------------------------
Telecommunications Series 2                                  10/13/93     2/12/98       N/A           72.93        13.45
----------------------------------------------------------------------------------------------------------------------------
Tele-Global Trust 2                                           2/14/96       N/A        62.42         117.96        31.07
----------------------------------------------------------------------------------------------------------------------------
Tele-Global Trust 3                                           2/6/98        N/A         N/A           49.81         N/A
----------------------------------------------------------------------------------------------------------------------------
Tele-Global Trust 4                                           8/13/98       N/A         N/A           14.55         N/A
----------------------------------------------------------------------------------------------------------------------------
Technology
----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio 1                                        8/25/98       N/A         N/A           30.72         N/A
----------------------------------------------------------------------------------------------------------------------------
Utilities                   5YR TTL. RTN        5YR. AAR
----------------------------------------------------------------------------------------------------------------------------
14th Utility Stock Series      65.38%            10.58%       10/5/89       N/A         8.46         176.42        11.63
----------------------------------------------------------------------------------------------------------------------------
15th Utility Stock Series      62.51             10.19         6/4/92       N/A         7.72          98.39        10.98
----------------------------------------------------------------------------------------------------------------------------
Utility Portfolio Series 1       N/A               N/A        6/18/98       N/A         N/A            5.10         N/A
----------------------------------------------------------------------------------------------------------------------------


Past Performance is no guarantee of future results.

Return figures represent changes in unit price plus reinvestment of income and principal distributions (net of all fund expenses and maximum sales charges), divided by the initial public offering price.

(*)   These figures represent latest 10 years rather than since inception.
(+) S & P Industry Turnaround Portfolios are part of the Select family of funds.

FIXED-INCOME
For Periods Ending December 31, 1998 (reflecting all expenses)

                       1 YEAR TOTAL         5 YEAR TOTAL         5 YEAR AVG.          10 YEAR TOTAL        10 YEAR AVG.
                       RETURN               RETURN               ANNUAL RETURN        RETURN               ANNUAL RETURN

MUNICIPAL FUNDS

                       WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH
                       SALES      SALES     SALES      SALES     SALES      SALES     SALES      SALES     SALES      SALES
                       CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE
LONG          HIGH     7.51%      6.51%     37.21%     29.76%    6.53%      5.35%     113.04     101.45    7.85%      7.25%
TERM          AVG.     5.90       2.76      31.02      24.89     5.54       4.54      109.17     97.86     7.65       7.06
SERIES        LOW      3.55       0.56      25.86      19.95     4.70       3.70      106.82     95.64     7.53       6.94
(2/4/88-
9/26/96)(*)

LONG-         HIGH     7.49       7.49      40.95      36.26     7.10       6.38      N/A        N/A       N/A        N/A
INTERME       AVG.     5.91       3.64      33.48      28.47     5.94       5.13      N/A        N/A       N/A        N/A
DIATE         LOW      3.19       1.83      28.67      23.57     5.17       4.32      N/A        N/A       N/A        N/A
TERM
SERIES
(10-Year)
(8/9/88-
10/18/96)(*)

INSURED       HIGH     7.73       4.95      36.00      28.61     6.34       5.16      107.66     96.41     7.58       6.98
SERIES        AVG.     5.78       2.64      30.05      23.77     5.39       4.35      105.34     94.23     7.46       6.86
(1/5/88-      LOW      3.61       0.35      25.17      20.01     4.59       3.71      103.18     92.19     7.34       6.75
10/17/96)(*)

SHORT-        HIGH     5.86       4.05      31.09      27.33     5.56       4.95      N/A        N/A       N/A        N/A
INTERME       AVG.     4.87       3.45      27.81      23.65     5.03       4.33      N/A        N/A       N/A        N/A
DIATE         LOW      3.98       2.80      25.45      21.40     4.64       3.95      N/A        N/A       N/A        N/A
TERM
SERIES
(5-Year)
(3/11/92-
10/3/96)(*)

STATE FUNDS
                       WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH
                       SALES      SALES     SALES      SALES     SALES      SALES     SALES      SALES     SALES      SALES
                       CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE
CALIFOR       HIGH     7.72%      4.90%     35.17%     27.82%    6.21%      5.03%     105.90     94.75%    7.48%      6.89%
NIA           AVG.     5.81       2.54      29.64      23.43     5.32       4.30      105.48     94.33     7.46       6.87
SERIES        LOW      3.45       0.60      24.81      19.94     4.53       3.70      104.87     93.71     7.43       6.83
(6/22/88-
9/27/96)(*)

FLORIDA       HIGH     8.13       5.55      34.34      27.39     6.08       4.96      106.96     95.72     7.54       6.94
SERIES        AVG.     5.74       2.68      29.36      23.13     5.28       4.25      104.17     93.09     7.40       6.80
(4/20/88-     LOW      3.18       -0.10     25.02      19.78     4.56       3.67      102.02     90.97     7.28       6.68
9/13/96)(*)

NEW           HIGH     7.57       5.43      33.31      26.14     5.91       4.75      107.96     96.67     7.59       6.99
JERSEY        AVG.     5.70       2.81      28.84      22.66     5.19       4.17      105.43     94.52     7.46       6.87
SERIES        LOW      3.85       0.74      24.48      19.32     4.47       3.59      103.02     92.04     7.33       6.74
(3/30/88-
9/19/96)(*)

NEW           HIGH     8.20       5.93      34.42      27.79     6.09       5.02      118.55     106.72    8.13       7.53
YORK          AVG.     6.01       2.83      29.32      23.19     5.27       4.25      112.55     101.03    7.83       7.23
SERIES        LOW      4.11       0.35      25.16      19.42     4.59       3.61      108.93     97.55     7.64       7.04
(1/14/88-
10/16/96)(*)

PENNSYL       HIGH     7.05       4.04      34.61      27.30     6.12       4.94      110.02     98.63     7.70       7.10
VANIA         AVG.     5.59       2.50      29.08      22.92     5.23       4.21      107.74     96.47     7.58       6.98
SERIES        LOW      2.04       0.37      24.30      19.03     4.44       3.54      105.10     94.01     7.44       6.85
(5/19/88-
9/13/96)(*)

CORPORATE FUNDS
                       WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH      WITHOUT    WITH
                       SALES      SALES     SALES      SALES     SALES      SALES     SALES      SALES     SALES      SALES
                       CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE
LONG          HIGH     10.72%      4.73%     49.02%     42.36%    8.30%      7.32%     N/A        N/A       N/A        N/A
TERM           AVG.     7.78       1.97      43.38      35.85     7.46       6.31      N/A        N/A       N/A        N/A
SERIES         LOW      2.52      -2.98      38.48      31.22     6.72       5.58      N/A        N/A       N/A        N/A
(11/2/88-
10/1/96)(*)

INTERM-       HIGH     11.09       5.89      43.52      37.84     7.49       6.63      N/A        N/A       N/A        N/A
EDIATE         AVG.     8.89       3.81      40.63      34.11     7.05       6.04      N/A        N/A       N/A        N/A
SERIES         LOW      5.30       0.43      38.14      31.71     6.67       5.66      N/A        N/A       N/A        N/A
(6/27/90)-
4/9/96)(*)

INSURED       HIGH     10.40       4.42      48.94      42.35     8.29       7.31      N/A        N/A       N/A        N/A
SERIES         AVG.     8.65       2.79      43.00      35.42     7.41       6.24      N/A        N/A       N/A        N/A
(5/23/91-      LOW      7.07       1.31      37.03      29.65     6.50       5.33      N/A        N/A       N/A        N/A
8/7/96)(*)


Past Performance is no guarantee of future results. Total Return figures represent price changes plus distributions reinvested in the related Investment Accumulation Program, divided by net asset value (for calculations without sales charge) and by the initial public offering price (for calculations with sales charge). High figures represent the individual series with the highest performance among these series. Low figures represent the series with the lowest performance and average figures are the aggregate performance of all series divided by the number of those series. The sales charge for these series was reduced in August 1998. The average sales charge included in these figures will be stated in prospectuses for the new series.

(*) Inception dates included in average figure. Series terminated prior to 12/31/98 are not included.



The following are important facts to keep in mind when considering these investments.

Please read them carefully before you invest or send money.

There can be no assurance that any Portfolio will meet its objective.

Equity Portfolios are designed for investors who can assume the risks associated with equity investments, and may not be appropriate for those seeking capital preservation or high current income.

Several Portfolios are composed of aggressive growth stocks that are subject to extreme price volatility. These Portfolios may be considered speculative.

No single Defined Asset Fund should be considered a complete investment program.

The value of your investment fluctuates with the prices of the securities held by the Fund. The amount you receive when you sell may be more or less than your original cost. Security prices depend, among other factors, on the financial condition of the issuer and general market factors. Bond prices vary inversely with changes in interest rates; even on government and insured bonds, while credit risk is minimal, market risk remains.

Except for regular federal income tax (and in some cases state and local personal income taxes) on Municipal Funds, income and any gain is subject to tax each year, whether or not these amounts are reinvested.

Defined Asset Funds(SM)
Buy With Knowledge o Hold With Confidence

A prospectus containing more complete information on any Defined Asset Fund including risks, sales charges and expenses is available.
Please read it carefully before you invest or send money.

Your Financial Consultant will be happy to answer any questions you may have.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                    32700BR-2/99

[Copyright] 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member
SIPC.

EQUITY INVESTOR FUNDS

Select Series

Defined Technology Portfolio(SM)
Principled Values Portfolio(SM)
Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)
Select Growth Portfolio
Select S&P Industrial Portfolio
Select S&P Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Health Care Trust
(Pharmeceutical & Biotechnology Portfolio)
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio
Western Premier Portfolio

Focus Series

European Monetary Union Portfolio
Financial Portfolio
Year-Ahead Domestic Portfolio
Year-Ahead International Portfolio

Index Series

S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS

Corporate Funds

Government Funds

Municipal Funds